SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
2026	$ 1,130,050
2027	1,238,044
2028	1,207,555
2029	1,924,046
2030	1,253,964
Thereafter	7,702,174
Total	$ 14,455,833